Stock Based Compensation - Schedule of the Company's Outstanding PSUs (Detail) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2020 USD ($) PSU	Mar. 31, 2020 USD ($) PSU	Jun. 30, 2019 USD ($) PSU	Mar. 31, 2019 USD ($) PSU	Jun. 30, 2020 USD ($) PSU	Dec. 31, 2019 USD ($) PSU	Jun. 30, 2019 USD ($) PSU
Disclosure Of Other Equity Instruments - Performance Share Units [abstract]
Beginning balance | PSU	798,522	604,692	654,457	655,727	604,692	609,842	655,727
Beginning balance | $	$ 21,043	$ 19,069	$ 10,349	$ 10,756	$ 19,069	$ 11,290	$ 10,756
Granted | PSU		193,830	2,850	188,560	193,830
Accrual related to the fair value of the PSUs outstanding | PSU	0	0	0
Foreign exchange adjustment | PSU	0	0	0
Paid | PSU	(193,716)		(39,836)	(189,214)
Forfeited | PSU			(7,629)	(616)		(5,150)
Ending balance | PSU	604,806	798,522	609,842	654,457	604,806	604,692	609,842
Granted | $		$ 0	$ 0
Accrual related to the fair value of the PSUs outstanding | $	$ 10,097	3,277	2,417	$ 7,124		$ 7,633
Foreign exchange adjustment | $	395	(1,303)	148	185		146
Paid | $	(10,965)		(1,624)	(7,701)
Forfeited | $			0	(15)		0
Ending balance | $	$ 20,570	$ 21,043	$ 11,290	$ 10,349	$ 20,570	$ 19,069	$ 11,290